SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Revenue
Cost of Revenue
GROSS MARGIN
General and administrative	282,539	761,616		2,357,108	1,932,610
LOSS FROM OPERATIONS	(282,539)	(761,616)		(2,357,108)	(1,932,610)
Interest expense	228,375	345,188		1,079,979	1,357,341
Other income	(549)	(70)		(1,258)	(1,805)
Loss on debt extinguishment			$ (668,667)		668,667
Net loss	$ (510,365)	$ (1,106,734)		$ (3,435,829)	$ (3,956,813)